NORTHSTAR VARIABLE TRUST



                           NORTHSTAR GROWTH PORTFOLIO
                     NORTHSTAR INTERNATIONAL VALUE PORTFOLIO
                      NORTHSTAR INCOME AND GROWTH PORTFOLIO
                      NORTHSTAR MULTI-SECTOR BOND PORTFOLIO
                       NORTHSTAR HIGH YIELD BOND PORTFOLIO

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                  JUNE 30, 1998

NORTHSTAR VARIABLE TRUST
SEMI-ANNUAL REPORT
JUNE 30, 1998


Dear Shareholders:

We are pleased to provide you with the semi-annual report of the Northstar Variable Trust for the six months ended June 30, 1998. We are gratified with your decision to entrust your assets to the Northstar Funds and are confident that we can assist you in reaching your financial objectives. Our goal is to provide you with consistent, long term, attractive returns achieved through fundamental research, analysis, and traditional investment disciplines. Following this letter is a summary of the results of each Fund's portfolio by its respective portfolio manager. We hope you will find it informative.

During the past six months investment returns in the U.S. have continued to be very positive. The situation in Asia again reached crisis proportions in the second quarter, but on balance the net impact actually turned out to be favorable for U.S. financial markets, by further reducing inflation and stimulating domestic consumption and by keeping interest rates low.

It has been the best of times in the U.S., a period of improvement in Western Europe, and very difficult times in Asia, OPEC, and many emerging market countries. After 5 - 10 years of corporate restructuring, investment for productivity, restraint in government spending, and continued expansion, the United States is uniquely positioned in the world. Employment is high and with strong tax receipts and moderate spending, federal and local budget surpluses have reappeared for the first time in decades. U.S. corporations are currently operating at the highest profit margins since the 1960's and with very high levels of free cash flow to reinvest, make acquisitions, or buy back stock.

The global situation has caused money to flow to U.S. financial markets and the U.S. dollar to remain very strong. The stock market has been driven to historically high valuation levels by strong investor demand plus high profitability coupled with very low inflation. The global economic effects of the Asian crisis have become more pronounced and the impact of a rising U.S. trade deficit on U.S. manufacturers is more noticeable. A slowdown in domestic output from the first quarter 5.4% growth rate is expected to have reduced growth well below 3.0%. With valuations dependent on high profitability and continued growth, the concern for stock prices is that profits may come under increasing pressure. Profit growth has already slowed, but overall it is likely to remain positive and may accelerate in 1999. The market will remain volatile until the outlook crystallizes. For the next few years, the new opportunities for growth available to financially strong, well managed corporations in new markets opening up in Europe, Asia, and South America are very exciting. Those opportunities along with a very strong and fundamentally improved domestic economy, continue to support a favorable investment environment.

We note with great conviction that attempts to "time" the market often prove counterproductive. Investors are strongly urged to focus on the long term. Consistent disciplined investing is the proven method of achieving attractive returns and meeting your financial objectives. We continue to support this philosophy and look forward to serving your investment needs in the future.

Sincerely,


Mark L. Lipson
President
August 1, 1998

                    NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO

THE MARKETS
o During the first half of 1998 the Dow Industrials were up 13.2%, the S&P 500 rose 16.8%, the NASDAQ Composite was up 20.7%, while the Russell 2000 was up 4.7%.
o After a robust first quarter, the stock market faltered a bit in the second quarter. However, the stock market started to show some strength at the end of June, particularly in some of the small and mid cap stocks. The NASDAQ market continued to show more potential than the S&P 500 as institutional investors rotated toward smaller growth stocks. Smaller companies with less international exposure than most large cap issues began to perform better at the end of the period. The recent wave of positive economic reports has rubbed off on the analyst community, which recently revised small cap earnings estimates higher to reflect a stronger U.S. economy. A consistently low interest rate environment also served to generate some optimism at the end of the second quarter.

THE FUND
o The Fund was up 10.76% compared to the Lipper Small Cap Fund Index which was up 5.94% and the Russell 2000 Index which was up 4.66% during the first half of 1998.
o Over the first half of 1998, the Fund became more focused on domestic businesses, avoiding those companies with greater foreign exposure. As a result, the Fund rotated into finance, home building and insurance stocks. Overall, interest rate sensitive securities and retailers were the best performing stocks for the Fund. Tech stocks continued to falter due to diminishing overseas sales for many of the larger tech companies resulting from the increasing strength of the dollar.
o The top performing stocks included: Labor Ready Inc., Catalytica, Dell Computer and Capital One Financial. Amongst the under-performing stocks were: MTI Technology (sold), General Nutrition and Information Management Resources (sold).

CURRENT STRATEGY
o The current period remains similar to the second and third quarters of 1997, when our stocks benefited from strong institutional buying pressure as institutional investors started to rotate away from large capitalization stocks due to deteriorating earnings. Since the earnings prospects of the S&P 500 remain anemic, the institutional exodus from large capitalization stocks into mid and small capitalization stocks should continue. As the second quarter earnings announcements commence in early July, we expect many stocks to "gap" higher. Small-to-mid capitalization domestic companies have much better earnings growth over the large multi-national companies that dominate the S&P 500. The stock market's trading volume is rising and also serving to propel many stocks higher. As a result of these factors, the focus of the Growth Fund has tilted towards small and mid cap stocks. The Growth Fund currently has an 8% large cap allocation, 45% mid cap allocation and 47% small cap allocation.

------------------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/98)               TOTAL NET ASSETS $38,425,819
------------------------------------------------------------------------------------------

                                                             SEC AVERAGE ANNUAL RATES OF
                                                                  RETURN
TOP 10 HOLDINGS               TOP 5 INDUSTRIES               (at maximum applicable sales
NAME                    %FUND (by percentage of                 charge)
                                net assets)                  ----------------------------
(1)USAirways Group, Inc.  3.2% Insurers        9.3%              Inception      1year
                                                             --------------------------
(2)Labor Ready, Inc.      3.0                                     97.65%        12.20%
(3)Lexmark International
   Group, Inc.            3.0  Airlines        8.6%
(4)Alaska Air Group, Inc. 2.9
(5)Dell Computer Corp.    2.9  Computer/Video
(6)Maytag Corp.           2.8  Chains          8.6%          CUMULATIVE TOTAL RETURN
(7)Tekelec                2.8                                (do not reflect sales
(8)Ace, Ltd.              2.6  Medical                         charge)
(9)Arterial Vascular           Specialties     7.6%          --------------------------
   Engineering, Inc.      2.6                                   Inception       1year
(10)Lincare Holdings,                                         --------------------------
    Inc.                  2.4   Building                        101.65%         19.20%
                                Materials       7.1%
                         -------
                         28.2%
                         =======

NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 100.99%
AEROSPACE - 3.54%
Cordant Technologies, Inc.                               12,400     $    571,950
Gulfstream Aerospace Corp. @                             17,000          790,500
                                                                      ----------
                                                                       1,362,450
                                                                      ----------

AIRLINES - 8.60%
Alaska Air Group, Inc. @                                 20,300        1,107,619
Comair Holdings, Inc.                                    18,200          561,925
Mesaba Holdings, Inc. @                                  18,000          414,000
USAirways Group, Inc. @                                  15,400        1,220,450
                                                                      ----------
                                                                       3,303,994
                                                                      ----------

BANKS - 2.14%
Fifth Third Bancorp.                                     13,050          822,150
                                                                      ----------

BUILDING MATERIALS - 7.05%
Lone Star Industries, Inc.                                4,500          346,781
Martin Marietta Materials, Inc.                          12,100          544,500
Southdown, Inc.                                           9,900          706,612
Texas Industries, Inc.                                    8,500          450,500
Vulcan Materials Co.                                      6,200          661,463
                                                                      ----------
                                                                       2,709,856
                                                                      ----------

CASINOS/GAMBLING - 2.64%
Anchor Gaming Corp. @                                     9,900          768,487
Radica Games Ltd. @                                      14,700          248,063
                                                                      ----------
                                                                       1,016,550
                                                                      ----------

CATALOGUE/SPECIALTY DISTRIBUTION - 1.24%
Fingerhut Cos., Inc.                                     14,400          475,200
                                                                      ----------

CELLULAR TELEPHONE - 1.94%
Vodafone Group PLC **                                     5,900          744,064
                                                                      ----------

CLOTHING/SHOE/ACCESSORY STORES - 1.44%
American Eagle Outfitters, Inc. @                        14,400          555,300
                                                                      ----------

NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
COMPUTER/VIDEO CHAINS - 8.61%
Best Buy Co., Inc. @                                     24,200     $    874,225
Dell Computer Corp. @                                    12,000        1,113,750
Tandy Corp.                                              15,800          838,387
Transport World Entertainment Corp. @                    11,200          483,000
                                                                      ----------
                                                                       3,309,362
                                                                      ----------

CONSTRUCTION/EQUIPMENT/TRUCKS - 1.75%
Terex Corp. @                                            23,600          672,600
                                                                      ----------

CONSUMER ELECTRONICS/APPLIANCES - 2.77%
Maytag Corp.                                             21,600        1,066,500
                                                                      ----------

DISCOUNT STORES - 1.44%
Ames Department Stores, Inc. @                           21,000          552,563
                                                                      ----------

DIVERSIFIED COMMERCIAL SERVICES - 3.04%
Labor Ready, Inc. @                                      38,700        1,168,256
                                                                      ----------

DIVERSIFIED ELECTRONIC PRODUCTS - 1.62%
Gemstar International Group Ltd. @                       16,600          621,462
                                                                      ----------

EDP PERIPHERALS - 1.04%
National Computer Systems, Inc.                          16,600          398,400
                                                                      ----------

ENVIRONMENTAL CONTROL - 3.21%
Catalytica, Inc. @                                       35,000          686,875
Eastern Environmental Services, Inc. @                    3,300          112,200
US Liquids, Inc. @                                       20,000          435,000
                                                                      ----------
                                                                       1,234,075
                                                                      ----------

FINANCIAL SERVICES - 3.23%
Capital One Financial Corp.                               5,400          670,613
Healthcare Financial Partners, Inc. @                     9,300          570,206
                                                                      ----------
                                                                       1,240,819
                                                                      ----------

NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
HOMEBUILDERS/HOME CONSTRUCTION - 2.55%
Lennar Corp.                                             17,800     $    525,100
Mohawk Industries, Inc. @                                14,300          453,131
                                                                      ----------
                                                                         978,231
                                                                      ----------

HOTELS/RESORTS - 1.78%
Royal Caribbean Cruises Ltd.                              8,600          683,700
                                                                      ----------

INSURANCE - 9.32%
Ace, Ltd.                                                25,800        1,006,200
Cincinnati Financial Corp.                               14,400          552,600
Exel Ltd.                                                 7,700          599,156
Fidelity National Financial, Inc.                        16,700          664,869
Harleysville Group, Inc.                                 19,000          394,250
Orion Capital Corp.                                       6,500          363,187
                                                                     -----------
                                                                       3,580,262
                                                                     -----------

MEDICAL SPECIALTIES - 7.59%
Arterial Vascular Engineering, Inc. @                    27,700          990,275
Bindley Western Industries, Inc.                         19,067          629,200
Lincare Holdings, Inc. @                                 22,000          925,375
Safeskin Corp. @                                          9,000          370,125
                                                                     -----------
                                                                       2,914,975
                                                                     -----------

METAL FABRICATIONS - 0.52%
Encore Wire Corp. @                                      12,300          198,338
                                                                     -----------

NEWSPAPERS - 1.83%
Tribune Co.                                              10,200          701,887
                                                                     -----------

OFFICE EQUIPMENT/SUPPLIES - 2.97%
Lexmark International Group, Inc. @                      18,700        1,140,700
                                                                     -----------

OIL & GAS - 1.20%
Resource America, Inc.                                   15,600          462,150
                                                                     -----------

OTHER CONSUMER SERVICES - 0.91%
Steiner Leisure Ltd. @                                   11,550          349,388
                                                                     -----------

NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.10%
Theragenics Corp. @                                      16,200     $    422,213
                                                                     -----------

RECREATIONAL PRODUCTS/TOYS - 1.38%
THQ, Inc. @                                              17,200          528,900
                                                                     -----------

RENTAL/LEASING COMPANIES - 0.82%
Rent-Way, Inc. @                                         10,400          317,200
                                                                     -----------

SAVINGS & LOAN - 0.37%
PDS Financial Corp. @                                    16,400          143,500
                                                                     -----------

SERVICES TO HEALTH INDUSTRY - 1.52%
MedQuist, Inc. @                                         20,200          583,275
                                                                     -----------

SOFT DRINKS - 1.06%
Cadbury Schweppes PLC **                                  6,600          406,725
                                                                     -----------

SPECIALTY CHEMICALS - 1.56%
Millennium Chemicals, Inc.                               17,700          599,588
                                                                     -----------

SPECIALTY STORES - 2.28%
General Nutrition Cos., Inc. @                           28,200          877,725
                                                                     -----------

TELECOMMUNICATIONS - 5.04%
Century Telephone Enterprises, Inc.                      18,950          869,331
Tekelec @                                                23,900        1,069,525
                                                                     -----------
                                                                       1,938,856
                                                                     -----------

TEXTILES - 1.89%
WestPoint Stevens, Inc. @                                22,000          726,000
                                                                     -----------

TOTAL COMMON STOCKS
(cost $34,090,238)                                                    38,807,214
                                                                     -----------

TOTAL INVESTMENT SECURITIES - 100.99%
(cost $34,090,238)                                                    38,807,214

NORTHSTAR VARIABLE TRUST GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.52%

Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98 to be repurchased 7/01/98 in the amount of $1,351,214 and collateralized by $1,175,000 U.S. Treasury Notes, 7.25% due 5/15/16 value $1,380,442

(cost $1,351,000)                                 $1,351,000       $  1,351,000

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.51%)                      (1,732,395)
                                                                     -----------

NET ASSETS - 100.00%                                               $ 38,425,819
                                                                     ==========

@ Non-income producing.
** American Depositary Receipts.










     The accompanying notes are an integral part of the financial statements.

               NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO

THE MARKETS
o World markets were buffeted by the events in Asia during the first half of 1998. Speculators seized on continued economic weakness in Japan to unleash a speculative onslaught against the yen and pushed the yen to an eight-year low versus the U.S. dollar. Asian currencies declined as well raising fears that China would be forced to devalue the Hong Kong dollar.
o European equities continued to benefit from an ongoing economic expansion and aggressive corporate restructuring, although at a slower pace during the second quarter. Europe remained the top performing region in the first half of the year with the MSCI Europe Index returning 26.5%.

THE FUND
o The Fund returned 14.49% during the semi-annual period ending June 30, 1998. The Lipper Index of International Equity Funds returned 15.81% for the same period.
o European holdings had the largest positive impact on performance for the period with France, Germany, Italy and the Netherlands providing the largest contribution. Emerging market holdings were generally down during the period. Overall, the Automobiles sector was the strongest industry contributor.

CURRENT STRATEGY
o The bottom-up, value philosophy used in managing the Fund will be consistently applied to find the best opportunities available in non-U.S. markets. There is no focus on top-down macroeconomic evaluations or forecasts in structuring the Fund. Country and industry exposures are exclusively a residual of the purchase of individual businesses that meet the strict value criteria.
o The fundamental valuations of the Fund reflect, and will continue to reflect, significant discounts to the world market averages. This absolute value focus has performed very favorably in declining market environments as well as doing well over long-term market cycles.
o The Fund will endeavor to stay fully invested in non-U.S. equities and will not attempt to anticipate short-term market movements. We will hold the best values available without bias to either country or industry.


-----------------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/98)               TOTAL NET ASSETS $9,555,254
-----------------------------------------------------------------------------------------

                                                            SEC AVERAGE ANNUAL RATES OF
                                                             RETURN
TOP 10 HOLDINGS         %FUND  TOP 5 COUNTRIES              (at maximum applicable sales
NAME                           by percentage of                charge)
                               (net assets)                 -----------------------------
(1)Groupe Danone          4.8% Japan           16.0%                 Inception      1year
                                                            -----------------------------
(3)Nestle SA              4.1  France          13.2%                   7.49%        N/A
(4)Deutsche Telekom AG    3.6
(5)Hitachi Ltd.           3.6  United Kingdom  11.6%
(6)PSA Peugeot Citroen SA 3.4                               CUMULATIVE TOTAL RETURN
                                                            (do not reflect sales
(7)ING Groep N.V.         3.3  Brazil           7.6%        charge)
                                                            -------------------------------
(8)Mitsubishi Heavy
   Industries Ltd.        3.2                                   Inception      1year
                                                            -------------------------------
(9)Hutchison Whampoa Ltd. 3.1  Hong Kong       6.7%               15.97%       N/A
(10)Tokio Marine & Fire
    Insurance              3.0
                         -------
                         36.4%
                         =======

NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS - 92.72%
AUTOMOBILES - 5.86%
Daimler-Benz AG ( Germany )                               2,390     $  235,230 0
PSA Peugeot Citroen SA ( France )                         1,510        324,693 0
                                                                      ----------

                                                                      559,923 0
                                                                      ----------

BANKING - 12.03%
Argentaria SA ( Spain )                                   8,000         179,4590
Compagnie Financiere de Paribas @ ( France )              1,290         138,0530
Den Danske Bank A/S ( Denmark )                           1,700         204,1630
Development Bank of Singapore Ltd. ( Singapore )         37,260         206,7540
HSBC Holdings PLC @ ( United Kingdom )                   11,200         273,9290
Societe Generale SA ( France )                              710         147,6210
                                                                      ----------
                                                                      1,149,9790
                                                                      ----------

BEVERAGES/TOBACCO - 5.29%
B.A.T. Industries PLC ( United Kingdom )                 20,700         207,3770
Diageo PLC ( United Kingdom )                            22,291         264,2570
Japan Tobacco, Inc. ( Japan )                                 5          33,9550
                                                                      ----------
                                                                        505,5890
                                                                      ----------

CHEMICALS - 0.73%
BOC Group PLC ( United Kingdom )                          5,100          69,5290
                                                                      ----------

ELECTRICAL & ELECTRONICS - 5.32%
Hitachi Ltd. ( Japan )                                   53,000         346,8940
Matsushita Electric Industrial Co. Ltd. ( Japan )        10,000         161,2780
                                                                      ----------
                                                                        508,1720
                                                                      ----------

ENERGY - 4.57%
Elf Aquitaine SA ( France )                               1,400         196,8340
Nippon Oil Co. Ltd. ( Japan )                            11,000          35,6400
YPF Sociedad Anonima ** ( Argentina )                     6,780         203,8240
                                                                      ----------
                                                                        436,2980
                                                                      ----------

FOOD & HOUSEHOLD PRODUCTS - 8.92%
Groupe Danone ( France )                                  1,660         457,7170
Nestle SA ( Switzerland )                                   184         394,4160
                                                                      ----------
                                                                        852,1330
                                                                      ----------

NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares              Value
--------------------------------------------------------------------------------
HEALTH/PERSONAL CARE - 0.50%
Ono Pharmaceutical Co. Ltd. ( Japan )                     2,000     $    48,0220
                                                                      ----------

INDUSTRIAL COMPONENTS - 2.16%
Kyocera Corp. ( Japan )                                   4,200         205,9450
                                                                      ----------

INSURANCE - 6.31%
ING Groep N.V. ( Netherlands )                            4,800         314,5300
Tokio Marine & Fire Insurance Co. ( Japan )              28,000         288,7680
                                                                      ----------
                                                                        603,2980
                                                                      ----------

MACHINERY & ENGINEERING - 4.23%
Komatsu ( Japan )                                        20,000          97,4900
Mitsubishi Heavy Industries Ltd. ( Japan )               81,000         306,9650
                                                                      ----------
                                                                        404,4550
                                                                      ----------

MATERIALS & COMMODITIES - 2.54%
De Beers Centenary AG ( South Africa )                   13,800         242,4890
                                                                      ----------

METALS - STEEL - 0.51%
Pohang Iron & Steel Co. Ltd. ** ( South Korea )           4,100          49,2000
                                                                      ----------

MULTI - INDUSTRY - 10.40%
BTR PLC @ ( United Kingdom )                             88,293         250,6190
Citic Pacific Ltd. ( Hong Kong )                         51,000          90,1780
First Pacific Co. Ltd. ( Hong Kong )                     32,000          13,4230
Hutchison Whampoa Ltd. ( Hong Kong )                     56,500         298,2510
Jardine Matheson Holdings Ltd. ( Singapore )             38,400         103,6800
Swire Pacific Ltd. ( Hong Kong )                         63,000         237,8350
                                                                      ----------
                                                                        993,9860
                                                                      ----------

NON-FERROUS METALS - 0.41%
Rio Tinto PLC @ ( United Kingdom )                        3,500          39,4470
                                                                      ----------

NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares              Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 16.33%
Compania Anonima Nacional Telefonos de Venezuela
** ( Venezuela )                                          2,970     $    74,2500
Deutsche Telekom AG ( Germany )                          12,600         345,1390
Royal PTT Nederland NV ( Netherlands )                    3,850         148,2990
Tele Danmark A/S ( Denmark )                              4,260         409,2870
Telecom Italia SpA ( Italy )                             36,000         265,1250
Telecomunicacoes Brasileiras SA ** ( Brazil )             1,020         111,3710
Telefonos de Mexico SA ** ( Mexico )                      4,300         206,6690
                                                                      ----------
                                                                      1,560,1400
                                                                      ----------

TRANSPORTATION - ROAD & RAIL - 1.03%
TNT Post Group NV ( Netherlands )                         3,850          98,4870
                                                                      ----------

UTILITIES - ELECTRICAL & GAS - 5.58%
Centrais Eletricas Brasileiras SA ** ( Brazil )          15,900         226,5750
Centrais Geradoras do Sul do Brasil SA @ **
( Brazil )                                                  1,090         7,3980
EVN Energie-Versorgung Niederoesterreich AG
( Austria )                                                 670         100,3540
Korea Electric Power Corp. ** ( South Korea )            17,000         121,1250
Union Electrica Fenosa SA ( Spain )                       6,000          77,2740
                                                                      ----------
                                                                        532,7260
                                                                      ----------

TOTAL COMMON STOCKS
(cost $8,271,762)                                                     8,859,8180
                                                                      ----------

CONVERTIBLE PREFERRED STOCKS - 3.99%
BANKING - 1.06%
Banco Bradesco SA ** ( Brazil ), $0.1356                 10,900         100,8250
                                                                      ----------

BEVERAGES/TOBACCO - 1.24%
Companhia Cervejaria Brahma ** ( Brazil ),
$0.1687                                                   9,500         118,7500
                                                                      ----------

ENERGY - 1.69%
Petroleo Brasileiro SA ** ( Brazil ), $0.539              8,700         161,7230
                                                                      ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $438,226)                                                         381,2980
                                                                      ----------

TOTAL INVESTMENT SECURITIES - 96.71%
(cost $8,709,988)                                                     9,241,1160

NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

                                                    Principal
Security                                             Amount              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.50%

Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98 to be repurchased 7/01/98 in the amount of $525,083 and collateralized by $460,000 U.S. Treasury Notes, 7.25% due 5/15/16 value $540,428

(cost $525,000)                                  $525,000          $   525,0000

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.21%)                        (210,862)
                                                                      ----------

NET ASSETS - 100.00%                                               $ 9,555,2540
                                                                     ===========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30,1998
-----------------------------------------------------------------------------------------

 Contract                        In                      Delivery       Gross Unrealized
To Deliver                  Exchange For                 Date             Appreciation
------------------------------------------------------------------------------------------

    DEM             117,485     USD               64,776    7/01/98                  $368
    GBP              39,351     USD               65,565    7/06/98                   118
    JPY           6,965,738     USD               49,148    7/02/98                 1,245
    SGD              47,904     USD               27,907    7/06/98                   514
                                                                       -------------------


    Total Appreciation                                                             $2,245
------------------------------------------------------------------------------------------

DEM - Deutsche Mark
GBP - Pound Sterling
JPY - Japanese Yen
SGD - Singapore Dollar
USD - U.S. Dollar



@ Non-income producing security.
** American Depositary Receipts.







     The accompanying notes are an integral part of the financial statements.

                NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO

THE MARKETS
o For the six months ended June 30 the Dow Industrials gained 13.2%, the S&P 500 16.8%, and the Russell 2000 was up 4.7%. Bonds also rose as the yields on both the 10 year and 30 year Treasury bonds declined 30 basis points to yield 5.45% and 5.63%, respectively.
o The U.S. financial markets were supported by strong money supply growth and foreign buying. The relative performance of the equity indexes reflects the very strong gains of large cap growth stocks with dominant business franchises, stable growth prospects, and low exposure to Asia and emerging market problems.
o Also, the initial impact of the Asian crisis was unexpectedly favorable for the U.S. economy and financial markets as it further reduced inflation and stimulated U.S. consumption with low interest rates. Accelerating GDP in the first quarter helped stocks of domestic consumer cyclicals. As the negative drag of a widening trade deficit and foreign price competition became more visible in May and June it put renewed pressure on many global industrials.

THE FUND
o The return for the portfolio was 4.21% for the first six months of 1998. This compares to the average balanced fund in Lipper which was up 9.0%. The average A rated bond fund was up 3.78% and the average U.S. stock fund was up 15.1%.
o Performance of the Fund was helped by holdings with stable growth prospects such as the pharmaceuticals, domestic financial services, broadcasting, and diversified growth (General Electric). However, a number of holdings in global industrials and oil services did not do well as the foreign crisis escalated.
o Another negative factor was the general decline in REIT equity prices. At the beginning of the year prospects for REITS looked promising for an income plus growth objective with dividend yields over 6% and better than 10% expected growth. However, investor psychology soured on the sector in general as development picked up and the spread between prices of acquisitions and the cost of new equity narrowed. Holdings were reduced from 9.3% to 6.6% while the remainder are selling at historically low valuations and have excellent, albeit slightly slower, internal growth prospects.

CURRENT STRATEGY
o After a brief period in the first quarter of guarded optimism that the Asian crisis might be stabilizing, it instead seriously escalated and its impact is now slowing the U.S. and Europe's economy. Historically high equity valuation levels are being supported by rapid money supply growth, very high corporate profitability and low inflation. With the diminishing prospect of renewed inflation or a restrictive monetary policy near term, equity valuations are likely to remain high but very dependent on the outlook for earnings growth, which in a slowdown is coming under increasing pressure unevenly across industries.
o About 1/3 of the Funds total equity holdings which were in commodity related companies, global industrials, tobacco and REITS were sold in the first half and new purchases were focussed in domestic financial, healthcare, business and consumer services, retailing, and consumer durables where continued growth is more likely.
o To further diversify the potential for company specific disappointments the size of some large holdings are being reduced and the number of holdings increased.
o The portfolio currently has 50% equities with an average dividend yield of 2.5%, 40% investment grade bonds (average rating A, coupon 6.9%, maturity
     9.9 yrs) and cash reserves of 10%.

-----------------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/98)               TOTAL NET ASSETS $22,564,813
-----------------------------------------------------------------------------------------
                                                            SEC AVERAGE ANNUAL RATES OF
                                                               RETURN
TOP 10 HOLDINGS                   TOP 5 INDUSTRIES          (at maximum applicable sales
NAME                      %FUND   by percentage of net         charge)
                                  (assets)                  ------------------------------
(1)U.S Treasury Notes, 6.50%
   due 10/15/06                6.4% U.S Gov't Agency  14.0%      Inception       1year
                                                            ------------------------------
(2)Bristol-Myers Squibb Co.    3.5                               12.91%         3.54%

(3)Cendant Corp.               2.7  Real Estate Invest
                                     Trust             7.4
(4)General Electric Co.        2.3
(5)Merck & Co., Inc            2.3  Pharmaceutical     7.3
(6)U.S. Treasury Notes, 6.50%
   due 5/31/01                 2.3                          CUMULATIVE TOTAL RETURN
                                                            (do not reflect sales
(7)Philip Morris               2.1  Consumer Products  6.1    charge)
                                                            ------------------------------
(8)Xerox Corp.                 2.0                             Inception        1year
                                                            ------------------------------
(9)A.H. Belo Corp.             1.9  Financial          5.4       69.49%         10.54%
(10) First Union Corp.         1.9
                               -----
                              27.4%
                              ======

NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 47.27%
AEROSPACE & DEFENSE - 0.95%
Boeing Co.                                                4,800     $    213,900
                                                                     -----------

AUTO PARTS & EQUIPMENT - 1.07%
Magna International, Inc. @@                              3,500          240,188
                                                                     -----------

BROADCASTING - 0.35%
Meredith Corp.                                            1,700           79,794
                                                                     -----------

CAPITAL GOODS MANUFACTURING - 2.26%
General Electric Co.                                      5,600          509,600
                                                                     -----------

CHEMICALS - 1.60%
E.I. du Pont De Nemours & Co.                             4,845          361,558
                                                                     -----------

COMPUTERS - 1.41%
Compaq Computer Corp.                                    11,200          317,800
                                                                     -----------

CONSUMER PRODUCTS - 4.23%
Kimberly-Clark Corp.                                      7,490          343,604
Philip Morris Cos., Inc.                                 12,050          474,468
RJR Nabisco Holdings Corp.                                5,700          135,375
                                                                     -----------
                                                                         953,447
                                                                     -----------

ENERGY - 2.07%
El Paso Natural Gas Co.                                   6,800          260,100
Mobil Corp.                                               2,700          206,887
                                                                     -----------
                                                                         466,987
                                                                     -----------

FINANCE  & BANKING - 4.43%
Citicorp                                                  2,300          343,275
Mellon Bank Corp.                                         4,600          320,275
NationsBank Corp.                                         4,400          336,600
                                                                     -----------
                                                                       1,000,150
                                                                     -----------

HEALTHCARE - 3.17%
Healthsouth Corp. @                                      13,000          346,937
United Healthcare Corp.                                   5,800          368,300
                                                                     -----------
                                                                         715,237
                                                                     -----------

NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
INSURANCE - 2.44%
Conseco, Inc.                                             8,500     $    397,375
Nationwide Financial Services, Inc.                       3,000          153,000
                                                                     -----------
                                                                         550,375
                                                                     -----------

MACHINERY - 0.98%
Deere & Co.                                               4,200          222,075
                                                                     -----------

OFFICE EQUIPMENT/SUPPLIES - 1.98%
Xerox Corp.                                               4,400          447,150
                                                                     -----------

OIL & GAS DRILLING - 0.55%
ENSCO International, Inc.                                 7,200          125,100
                                                                     -----------

PETROLEUM SERVICES - 1.98%
Baker Hughes, Inc.                                        6,000          207,375
Schlumberger Ltd.                                         3,500          239,094
                                                                     -----------
                                                                         446,469
                                                                     -----------

PHARMACEUTICAL - 5.82%
Bristol-Myers Squibb Co.                                  6,880          790,770
Merck & Co., Inc.                                         3,900          521,625
                                                                     -----------
                                                                       1,312,395
                                                                     -----------

REAL ESTATE INVESTMENT TRUST - 7.44%
Boston Properties, Inc.                                   7,000          241,500
CarrAmerica Realty Corp.                                 11,500          326,312
Developers Diversified Realty Corp.                       5,600          219,450
Felcor Suite Hotels, Inc.                                 6,700          210,213
Glimcher Realty Trust                                     5,200          101,075
Spieker Properties, Inc.                                  6,500          251,875
Starwood Hotels & Resorts                                 6,800          328,525
                                                                     -----------
                                                                       1,678,950
                                                                     -----------

RETAILING - 1.32%
OfficeMax, Inc. @                                        18,100          298,650
                                                                     -----------

SPECIALTY STORES - 1.05%
General Nutrition Cos., Inc. @                            7,600          236,550
                                                                     -----------

NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                     Shares/
                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.66%
AT&T Corp.                                                2,620     $    149,668
                                                                     -----------

TRANSPORTATION - 1.51%
CNF Transportation, Inc.                                  8,000          340,000
                                                                     -----------

TOTAL COMMON STOCKS
(cost $9,577,075)                                                     10,666,043
                                                                     -----------

CONVERTIBLE PREFERRED STOCKS - 2.70%
SERVICES - 2.70%
Cendant Corp., 7.50%                                     16,300          610,231
                                                                     -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $580,231)                                                          610,231
                                                                     -----------

DOMESTIC CORPORATE BONDS - 25.80%
AEROSPACE & DEFENSE - 1.12%
Raytheon Co.

6.45%, Notes, 8/15/02                                  $250,000          252,433
                                                                     -----------

AIRLINES - 0.70%
Continental Airlines, Inc.
7.82%, Pass-Thru Certificates, 10/15/13                 144,164          157,939
                                                                     -----------

BANKING - 5.16%
Chase Manhattan Corp.
7.25%, Subordinated Notes, 6/01/07                      300,000          319,095
First Union Corp.
7.50%, Subordinated Notes, 7/15/06                      400,000          431,636
Fleet Financial Group, Inc.
7.19%, Subordinated Notes, 10/02/12                     400,000          413,764
                                                                     -----------
                                                                       1,164,495
                                                                     -----------

BROADCASTING & MEDIA - 1.86%
A.H. Belo Corp.
7.125%, Sr. Notes, 6/01/07                              400,000          420,652
                                                                     -----------

NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.83%
Avon Products, Inc.

6.55%, Notes, 8/01/07                                  $400,000     $    412,508
                                                                     -----------

ENERGY SERVICES - 1.86%
Smith International, Inc.
7.00%, Sr. Notes, 9/15/07                               400,000          419,080
                                                                     -----------

FINANCIAL - 5.38%
Bear Stearns Co., Inc.
6.75%, Notes, 12/15/07                                  400,000          410,768
General Motors Acceptance Corp.
6.125%, Notes, 1/22/08                                  400,000          395,424
Penn Power & Light Capital Funding, Inc.
6.79%, Company Guarantee, 11/22/04                      400,000          406,956
                                                                     -----------
                                                                       1,213,148
                                                                     -----------

PHARMACEUTICAL - 1.46%
American Home Products Corp.
7.90%, Notes, 2/15/05                                   300,000          329,274
                                                                     -----------

TECHNOLOGY - 1.83%
International Business Machines Corp.
6.45%, Notes, 8/01/07                                   400,000          412,560
                                                                     -----------

TELECOMMUNICATIONS - 1.44%
Worldcom, Inc.
7.75%, Notes, 4/01/07                                   300,000          326,001
                                                                     -----------

UTILITIES - 3.16%
Enron Corp.
7.00%, Sr. Debentures, 8/15/23                          400,000          402,788
IES Utilities, Inc.
6.625%, Debentures, 8/01/09                             300,000          311,031
                                                                     -----------
                                                                         713,819
                                                                     -----------

TOTAL DOMESTIC CORPORATE BONDS
(cost $5,630,376)                                                      5,821,909
                                                                     -----------

NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES - 14.03%
Federal National Mortgage Association

7.33%, 6/19/07                                         $400,000     $    409,064
7.00%, 7/17/07                                          400,000          406,432
Federal Home Loan Mortgage Corp.
7.05%, 12/03/07                                         400,000          402,404
U.S. Treasury Notes
6.50%, 5/31/01                                          500,000          512,625
6.50%, 10/15/06                                       1,350,000        1,434,092
                                                                     -----------

TOTAL U.S. GOVERNMENT AND AGENCIES
(cost $3,048,006)                                                      3,164,617
                                                                     -----------

TOTAL INVESTMENT SECURITIES - 89.80%
(cost $18,835,688)                                                    20,262,800
                                                                     -----------


REPURCHASE AGREEMENT - 11.23%

Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98, to be repurchased 7/01/98 in the amount of $2,534,401 and collateralized by $2,205,000 U.S. Treasury Notes, 7.25% due 5/15/16, value $2,590,531
(cost $2,534,000)                                     2,534,000       2,534,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.03%)                        (231,987)
                                                                     -----------

NET ASSETS - 100.00%                                                $ 22,564,813
                                                                     ===========


@@ Foreign security.
@    Non-income producing.






     The accompanying notes are an integral part of the financial statements.

                NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO

THE MARKETS
o Growth in the U.S. economy accelerated to 5.4% and then cooled to a rate below 3% in the first half of 1998. Consumer spending at first outweighed the effects of Asia on U.S. growth, but declines in manufacturing has recently had the stronger impact. Inflation remained well under 2% throughout those 6 months. Low inflation, slower growth, U.S. budget surpluses and pursuit of the safety of quality pushed U.S. bond yields to new lows in the first half. Yields of 10- and 30-year Treasury bonds traded in about a 50 basis points (bps) range. Their yields ended June at 5.45% and 5.63%, both down 30 bps. While volatility in economic trends and expectations in Asia whipsawed markets, bonds and stocks nonetheless rose during the first half of 1998.
o In the first half of 1998, high yield bonds returned 4.5% compared to 3.8% for all domestic bonds. In general, lower-rated bonds outperformed higher-rated bonds in the first quarter, while the opposite was true in the second quarter. That corresponded to the changing outlook for Asian and the U.S. rate of growth.
o Emerging market bonds fell 0.3% in the first half, but dropped 5% in the second quarter. Foot-dragging in Japan, the collapse of Indonesia's economy and brewing troubles in Russia were the main causes of the drop. The strong U.S. dollar continues to limit the probability of profitably investing in foreign currency securities.

THE FUND
o From January through June 1998, the total return of the Portfolio's shares was 3.28%; the Lipper average for multi-sector bond funds was 2.71%. Net assets rose 19% from $10.5MM to $12.5MM during the first six months of 1998.
o We increased cash 16 percentage points. To a lesser extent we sold some U.S. government bonds and foreign bonds, while we increased holdings of higher-rated domestic high yield bonds. We did not chase the bounce in emerging market bonds. The net effects of those basically conservative actions were to protect the Portfolio against volatility and to help it outperform competitors with similar investment objectives.
o The requirement that the Portfolio have no more than 50% of its assets in high yield continued to constrain our total returns in 1998, but to a lesser extent than previously, given investors' heightened credit concerns.

CURRENT STRATEGY
o Continue above-average exposure in non-cyclicals; keep duration at or below 6 years to limit volatility.
o Reduce cash. Increase the credit quality of high-yield holdings. Maintain portfolio allocations near the permitted limits: 50% high yield; 15% U.S. government; 35% investment grade.

------------------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/98)               TOTAL NET ASSETS $12,489,825
-----------------------------------------------------------------------------------------
                                                            SEC AVERAGE ANNUAL RATES OF
                                                             RETURN
TOP 10 HOLDINGS                  Top 5 SECTORS              (at maximum applicable sales
NAME                      %FUND  (by percentage of              charge)
                                  net assets)                ----------------------------
(1)U.S. Treasury Notes,        6.1%  High Yield     41.4%        Inception      1year
   5.875%, due 9/30/02                                      -----------------------------
(2)U.S. Treasury Notes,
   6.625%, due 4/30/02         3.1                                8.42%        -0.76%
(3)U.S. Treasury Strips, 0%,
   due 2/15/23                 3.0  U.S. Government 20.6%
(4)Empresa Electrica Del Norte
   Grande SA                   2.9
(5)Paxson Communications Corp. 2.5  Cash/Other
                                    Assets          16.4%
(6)Mego Mortgage Home Loan
   Trust                       2.3                          CUMULATIVE TOTAL RETURN
(7)Superior National Insurance                               (do not reflect sales
   Group, Inc.                 2.2 Investment                 charge)
                                       Grade        13.3%   -------------------------------
(8)Federal Home Loan Mortgage
   Corp.                       2.1                              Inception       1year
                                                            -------------------------------
(9)Sinclair Broadcast Group,
   Inc.                        2.1 Equity            5.2%         43.84%        6.10%
(10)U.S. Xchange LLC           2.1
                               -----
                              28.4%
                              ======

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998
                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES - 13.27%
DOMESTIC BONDS & NOTES - 4.32%
ELECTRIC UTILITIES - 0.89%
Boston Edison Co.

9.375%, Debentures, 8/15/21                            $100,000     $    111,051
                                                                     -----------

OIL & GAS - 1.68% PDV America, Inc.
7.875%, Sr. Notes, 8/01/03                              200,000          210,026
                                                                     -----------

TELECOMMUNICATIONS - 1.75% TCI Communications, Inc.
8.00%, Sr. Notes, 8/01/05                               200,000          218,974
                                                                     -----------

TOTAL DOMESTIC BONDS & NOTES                                             540,051
                                                                     -----------

FOREIGN BONDS & NOTES - 8.95%
DIVERSIFIED FINANCIAL SERVICES - 1.19%
Guangdong Enterprises Holding Ltd.  #
8.875%, Sr. Notes, 5/22/07                              200,000          148,174
                                                                     -----------

ELECTRIC UTILITIES - 2.94%
Empresa Electrica Del Norte Grande SA  #
7.75%, Notes, 3/15/06                                   450,000          367,448
                                                                     -----------

FOREIGN GOVERNMENT SECURITIES - 4.82%
Poland Government  $
3.25/7.00%, due 10/27/24                                250,000          181,875
Republic of Columbia
7.25%, due 2/23/04                                      150,000          139,039
Republic of Indonesia
7.75%, due 8/01/06                                      150,000          108,750
Republic Of Italy (1)
12.00%, due 5/01/02                                 245,000,000          172,710
                                                                     -----------
                                                                         602,374
                                                                     -----------

TOTAL FOREIGN BONDS & NOTES                                            1,117,996
                                                                     -----------

TOTAL INVESTMENT GRADE SECURITIES
(cost $1,764,574)                                                      1,658,047
                                                                     -----------

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998
                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
HIGH YIELD SECURITIES - 41.39%
DOMESTIC BONDS & NOTES - 34.63%
AIRLINES - 1.89%
Atlantic Coast Airlines, Inc.  #

8.75%, Pass-Thru Certificates, 1/01/07                 $238,363     $    236,413
                                                                     -----------

BROADCASTING - 2.09%
Sinclair Broadcast Group, Inc.
9.00%, Sr. Subordinated Notes, 7/15/07                  250,000          261,250
                                                                     -----------

CABLE TELEVISION - 1.48%
EchoStar Satellite Broadcasting Corp.  $
0/13.125%, Sr. Secured Discount Notes, 3/15/04          200,000          185,000
                                                                     -----------

CONSUMER PRODUCTS - 0.81%
Packaged Ice, Inc.  #
9.75%, Sr. Notes, 2/01/05                               100,000          101,250
                                                                     -----------

ENERGY - 2.04% AES Corp.
8.50%, Sr. Subordinated Notes, 11/01/07                 250,000          254,375
                                                                     -----------

ENTERTAINMENT/FILM - 0.86% Paramount Communications, Inc.
8.25%, Sr. Debentures, 8/01/22                          100,000          106,797
                                                                     -----------

FOOD/BEVERAGE/TOBACCO - 2.04%
Richmont Marketing Specialists, Inc.  #
10.125%, Sr. Subordinated Notes, 12/15/07               250,000          255,000
                                                                     -----------

HEALTHCARE - 0.80%
Fisher Scientific International, Inc.
9.00%, Sr. Subordinated Notes, 2/01/08                  100,000          100,000
                                                                     -----------

HOMEBUILDING - 1.99%
Engle Homes, Inc.  #
9.25%, Company Guarantee, 2/01/08                       250,000          248,125
                                                                     -----------

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30,1998

                                                    Principal
                                                     Amount/
Security                                              Units             Value
--------------------------------------------------------------------------------
INSURANCE - 2.99%
Americo Life, Inc.

9.25%, Sr. Subordinated Notes, 6/01/05                 $100,000     $    103,750
Superior National Insurance Group, Inc.
10.75%, Company Guarantee, 12/01/17                       2,500          270,000
                                                                     -----------
                                                                         373,750
                                                                     -----------

OIL & GAS - 1.59%
Lomak Petroleum, Inc.
8.75%, Sr. Subordinated Notes, 1/15/07                  200,000          198,500
                                                                     -----------

SERVICES - 2.34%
Mastec, Inc.  #
7.75%, Sr. Subordinated Notes, 2/01/08                  200,000          191,500
Sabreliner Corp.
12.50%, Sr. Notes, 4/15/03                               96,000          101,280
                                                                     -----------
                                                                         292,780
                                                                     -----------

TELECOMMUNICATIONS - 10.18%
Hyperion Telecommunications, Inc.  $
0/13.00%, Sr. Discount Notes, 4/15/03                   150,000          112,500
ICG Holdings, Inc.  $
0/12.50%, Sr. Secured Discount Notes, 5/01/06           100,000           78,625
ITC Deltacom, Inc.
11.00%, Sr. Notes, 6/01/07                              130,000          146,900
RCN Corp.  $
0/9.80%, Sr. Discount Notes, 2/15/08                    100,000           60,000
RCN Corp.
10.00%, Sr. Notes, 10/15/07                             200,000          206,500
U.S. Xchange LLC  #
15.00%, Sr. Notes, 7/01/08                              250,000          258,125
Viatel, Inc.  # (2)
11.25%, Units, 4/15/08                                      200          211,000
WinStar Communications, Inc.  $
0/14.00%, Sr. Discount Notes, 10/15/05                  100,000           84,250
WinStar Equipment Corp.
12.50%, Company Guarantee, 3/15/04                      100,000          113,500
                                                                     -----------
                                                                       1,271,400
                                                                     -----------

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
TEXTILE/APPAREL - 1.94% Fruit of the Loom, Inc.

6.50%, Notes, 11/15/03                                 $250,000     $    242,178
                                                                     -----------

TRANSPORTATION - 1.59%
Sea Containers Ltd.
7.875%, Sr. Notes, 2/15/08                              200,000          198,500
                                                                     -----------

TOTAL DOMESTIC BONDS & NOTES                                           4,325,318
                                                                     -----------

FOREIGN BONDS & NOTES - 6.00%
SERVICES - 1.12%
Guangzhou Shenzhen Superhighway Holdings
10.25%, Sr. Notes, 8/15/07                              200,000          140,000
                                                                     -----------

SHIPPING - 1.84%
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                      250,000          230,000
                                                                     -----------

TELECOMMUNICATIONS - 3.04%
Colt Telecom Group PLC  $
0/12.00%, Sr. Discount Notes, 12/15/06                  200,000          158,000
Occidente Y Caribe Celular SA  $
0/14.00%, Sr. Discount Notes, 3/15/04                   250,000          221,250
                                                                     -----------

                                                                         379,250
                                                                     -----------
TOTAL FOREIGN BONDS & NOTES                                              749,250
                                                                     -----------

CONVERTIBLE BONDS - 0.76%
TELECOMMUNICATIONS - 0.76%
SA Telecommunications, Inc.  # *
10.00%, Notes, 8/15/06                                  125,000           18,750
Winstar Communications, Inc.  # $
0/14.00%, Sr. Discount Notes, 10/15/05                   50,000           76,500
                                                                     -----------

TOTAL CONVERTIBLE BONDS                                                   95,250
                                                                     -----------

TOTAL HIGH YIELD SECURITIES
(cost $5,077,781)                                                      5,169,818
                                                                     -----------

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998

Security                                             Shares             Value
--------------------------------------------------------------------------------
PREFERRED STOCKS - 4.58%
BROADCASTING - 2.49%
Paxson Communications Corp., 12.50% &                     2,930     $    310,580
                                                                      ----------

ENERGY - 0.41%
Enron Capital Resources L.P., 9.00%                       2,000           52,000
                                                                     -----------

SUPERMARKETS - 1.68%
Nebco Evans Holding Co., 11.25% &                         2,053          209,919
                                                                     -----------

TOTAL PREFERRED STOCKS
(cost $544,732)                                                          572,499
                                                                     -----------

WARRANTS - 0.65%
CONSUMER PRODUCTS - 0.05%
Chattem, Inc., (expires 6/17/99)                             50            5,537
                                                                     -----------

STEEL - 0.01%
Sheffield Steel Corp., (expires 11/01/01)                   500            1,000
                                                                     -----------

SUPERMARKETS - 0.00%
Dairy Mart Convenience Stores, Inc., (expires
12/01/01)                                                   666              500
                                                                     -----------

TELECOMMUNICATIONS - 0.59%
Clearnet Communications, Inc., (expires 9/15/05)            660            6,435
Colt Telecom Group PLC #, (expires 12/31/06)                200           52,050
Hyperion Telecommunications, Inc., (expires
4/15/01)                                                    150           15,000
UNIFI Communications, Inc. #, (expires 2003)                100                0
                                                                     -----------
                                                                          73,485
                                                                     -----------

TOTAL WARRANTS
(cost $2,000)                                                             80,522
                                                                     -----------

NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                    Principal
Security                                             Amount             Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCIES - 20.57%
Cityscape Home Loan Owner Trust, 8.17%, due
7/25/18                                                $200,000     $    208,148
Federal Home Loan Mortgage Corp., 7.00%, due
6/18/17 - 4/15/28                                     1,262,754          425,291
Federal National Mortgage Association Remic,
7.00%, due 2/18/2                                       500,000           82,969
Mego Mortgage Home Loan Trust, 8.01%, due 8/25/23       300,000          288,921
Resolution Trust Corp., 8.00%, due 6/25/26               43,149           45,275
U.S. Treasury Notes, 5.875%, due 9/30/02                750,000          759,600
U.S. Treasury Notes, 6.625%, due 4/30/02                375,000          388,598
U.S. Treasury Strips, 0%, due 2/15/23                 1,500,000          370,305
                                                                     -----------


TOTAL U.S. GOVERNMENT AND AGENCIES
(cost $2,518,080)                                                      2,569,107
                                                                     -----------

TOTAL INVESTMENT SECURITIES - 80.46%
(cost $9,907,167)                                                     10,049,993


REPURCHASE AGREEMENT - 16.35%

Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98 to be repurchased 7/01/98 in the amount of $2,042,323 and collaterallized by $1,775,000 U.S. Treasury Notes, 7.25% due 5/15/16, value $2,085,348
(cost $2,042,000)                                     2,042,000        2,042,000

OTHER ASSETS LESS LIABILITIES - 3.19%                                    397,832
                                                                     -----------

NET ASSETS - 100.00%                                                $ 12,489,825
                                                                     ===========
                                                                     ===========


# Sale restricted to qualified institutional investors.
$  Step Bond.
&  Payment-in-kind security.
*  Defaulted security.
1) The principal amount shown is shown in the respective country's currency.
2) A unit consists of $1,000 par value Sr. Notes, 11.25% due 4/15/08 plus 0.483 shares of preferred stock.


     The accompanying notes are an integral part of the financial statements.

                 NORTHSTAR VARIABLE TRUST HIGH YIELD BOND PORTFOLIO

THE MARKETS
o Growth in the U.S. economy accelerated to 5.4% and then cooled to a rate below 3% in the first half of 1998. Consumer spending at first outweighed the effects of Asia on U.S. growth, but declines in manufacturing has recently had the stronger impact. Inflation remained well under 2% throughout those 6 months. Low inflation, slower growth, U.S. budget surpluses and pursuit of the safety of quality pushed U.S. bond yields to new lows in the first half. Yields of 10- and 30-year Treasury bonds traded in about a 50 basis points (bps) range. Their yields ended June at 5.45% and 5.63%, both down 30 bps. While volatility in economic trends and expectations in Asia whipsawed markets, bonds and stocks nonetheless rose during the first half of 1998.
o In the first half of 1998, high yield bonds returned 4.5% compared to 3.8% for all domestic bonds. In general, lower-rated bonds outperformed higher rated bonds in the first quarter, while the opposite was true in the second quarter. That corresponded to the changing outlook for Asian and the U.S. rate of growth.
o Emerging market bonds fell 0.3% in the first half, but dropped 5% in the second quarter. Foot-dragging in Japan, the collapse of Indonesia's economy and brewing troubles in Russia were the main causes of the drop.

THE PORTFOLIO
o From January through June 1998, the total return of the Portfolio's shares was 4.21%; the Lipper average for high yield bond funds was 4.39%. A positive market response to the Portfolio's performance caused net assets to rise 32% in this period, from $12.6MM to $16.5MM.
o The Portfolio's return reflected the effects of a substantial increase in bonds rated BB and a reduction in cash holdings. Both of those changes protected the Portfolio in the second quarter of 1998, but restrained its returns.
o Many of the stocks and equity rights attached to bonds ("equity kickers") held by the Portfolio were unable to boost its returns in 1998, but they are poised to make more contributions as their issuers keep growing.

CURRENT STRATEGY
o Continue above-average exposure in non-cyclical industries and in bonds that have equity kickers. Focus on investments in undervalued bonds that have high yields and above-average potential for capital appreciation.
o Given the resumption of significant market volatility and the renewed flight to quality related to Asia, we will continue to be very selective about the credit risk that we assume. We will raise cash if our economy slows.

----------------------------------------------------------------------------------------
FUND INFORMATION (ALL DATA ARE AS OF 6/30/98)               TOTAL NET ASSETS $16,486,922
----------------------------------------------------------------------------------------

                                                            SEC AVERAGE ANNUAL RATES OF
                                                             RETURN
TOP 10 HOLDINGS                TOP 5 INDUSTRIES             (at maximum applicable sales
NAME                    %FUND  (by percentage of                charge)
                                  (net assets)              -----------------------------

(1)Viatel                3.2%  Telecommunications    23.1%       Inception      1 year
                                                            -----------------------------
(2)IXC Communications    3.1                                       10.33%       2.11%
(3)North Atlantic
   Trading               3.1  Food,Beverage,
                              Tobacco                10.4%
(4)RAB Enterprises       3.1
(5)Roma Corp.            3.1   Shipping               7.7%
(6)Tenet Healthcare      3.1                                CUMULATIVE TOTAL RETURN
                                                              (do not reflect sales
(7)Conproca SA           3.0   Broadcasting           7.1%     charge)
                                                            ------------------------------
(8)Great Central Mines   3.0                                    Inception       1 year
                                                               ----------------------
(9)Indesco International 3.0   Oil & Gas              6.8%        54.39%        9.11%
(10)US Xchange LLC       2.5
                         ---
                        30.2 %
                       =====


NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                     Principal
                                                      Amount/
Security                                               Units             Value
--------------------------------------------------------------------------------
DOMESTIC BONDS & NOTES - 62.97%
AIRLINES - 1.15%
Atlantic Coast Airlines, Inc.  #

8.75%, Pass-Thru Certificates, 1/01/07                 $190,691     $    189,131
                                                                     -----------

AUTO PARTS & EQUIPMENT - 0.63%
Titan Wheel International, Inc.
8.75%, Sr. Subordinated Notes, 4/01/07                  100,000          103,750
                                                                       ---------

BROADCASTING - 3.94%
Brill Media Co. LLC  $  (1)
0/7.50%, Units, 12/15/07                                    200          189,500
Capstar Broadcasting Partners, Inc.
9.25%, Sr. Subordinated Notes, 7/01/07                  100,000          105,250
Sinclair Broadcast Group, Inc.
8.75%, Sr. Subordinated Notes, 12/15/07                 200,000          207,000
Unisite, Inc.  $  (2)
0/13.00%, Units, 12/15/04                                   138          147,784
                                                                     -----------
                                                                         649,534
                                                                     -----------

CABLE TELEVISION - 1.31%
EchoStar Satellite Broadcasting Corp.  $
0/13.125%, Sr. Secured Discount Notes, 3/15/04          200,000          185,000
Heartland Wireless Communications, Inc.  *
13.00%, Sr. Notes, 4/15/03                               75,000           30,375
                                                                     -----------
                                                                         215,375
                                                                       ---------

CAPITAL GOODS MANUFACTURING - 3.93%
Indesco International, Inc.  #
9.75%, Sr. Subordinated Notes, 4/15/08                  500,000          495,000
Roller Bearing Co. America, Inc.
9.625%, Company Guarantee, 6/15/07                      150,000          152,625
                                                                     -----------
                                                                         647,625
                                                                     -----------

CHEMICALS - 2.75%
Hydrochem Industrial Services, Inc.
10.375%, Company Guarantee, 8/01/07                     200,000          205,000
Simcala, Inc.  #
9.625%, Sr. Notes, 4/15/06                              250,000          247,813
                                                                     -----------
                                                                         452,813
                                                                     -----------

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                     Principal
Security                                              Amount             Value
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.84%
Packaged Ice, Inc.  #

9.75%, Sr. Notes, 2/01/05                              $300,000     $    303,750
                                                                     -----------

ENTERTAINMENT/FILM - 1.91% Paramount Communications, Inc.
8.25%, Sr. Debentures, 8/01/22                          100,000          106,797
Speedway Motorsports, Inc.
8.50%, Sr. Subordinated Notes, 8/15/07                  200,000          208,000
                                                                     -----------
                                                                         314,797
                                                                     -----------

FOOD/BEVERAGE/TOBACCO - 10.35% Aurora Foods, Inc.
9.875%, Sr. Subordinated Notes, 2/15/07                  95,000          101,175
Eagle Family Foods, Inc.  #
8.75%, Sr. Subordinated Notes, 1/15/08                  250,000          244,375
North Atlantic Trading, Inc.
11.00%, Sr. Notes, 6/15/04                              500,000          505,000
RAB Enterprises, Inc.  #
10.50%, Sr. Notes, 5/01/05                              500,000          505,000
Standard Commercial Corp.
8.875%, Company Guarantee, 8/01/05                      150,000          149,250
Tom's Foods, Inc.
10.50%, Sr. Notes, 11/01/04                             200,000          202,000
                                                                     -----------
                                                                       1,706,800
                                                                     -----------

HEALTHCARE - 3.06%
Tenet Healthcare Corp.  #
8.125%, Sr. Subordinated Notes, 12/01/08                500,000          505,000
                                                                     -----------

HOMEBUILDING - 1.50%
Engle Homes, Inc.  #
9.25%, Company Guarantee, 2/01/08                       250,000          248,125
                                                                     -----------

INDUSTRIAL - 1.20%
La Petite Holdings Corp.
9.625%, Sr. Secured Notes, 8/01/01                      100,000          103,750
La Petite Holdings Corp.
12.125%, Subordinated Exchange Debenture, 8/01/03        88,423           94,170
                                                                     -----------
                                                                         197,920
                                                                     -----------

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
                                                     Principal
Security                                              Amount             Value
--------------------------------------------------------------------------------
INSURANCE - 0.63%
Americo Life, Inc.

9.25%, Sr. Subordinated Notes, 6/01/05                 $100,000     $    103,750
                                                                     -----------

OIL & GAS - 3.78%
Benton Oil & Gas Co.
11.625%, Sr. Notes, 5/01/03                             100,000          106,500
Crown Central Petroleum Corp.
10.875%, Sr. Notes, 2/01/05                             100,000          105,000
Transamerican Energy Corp.  $
0/13.00%, Sr. Secured Discount Notes, 6/15/02           500,000          411,250
                                                                     -----------
                                                                         622,750
                                                                     -----------

RESTAURANTS - 3.09%
Romacorp, Inc.  #
12.00%, Sr. Notes, 7/01/06                              500,000          510,000
                                                                     -----------

SERVICES - 0.67%
Allied Waste North America, Inc.
10.25%, Sr. Subordinated Notes, 12/01/06                100,000          110,125
                                                                     -----------

SHIPPING - 3.27%
International Shipholding Corp.
7.75%, Sr. Notes, 10/15/07                              250,000          245,625
Ultrapetrol Bahamas Ltd.  #
10.50%, 1st Mortgage Notes, 4/01/08                     300,000          294,000
                                                                     -----------
                                                                         539,625
                                                                     -----------

STEEL - 0.63% WCI Steel, Inc.
10.00%, Sr. Notes, 12/01/04                             100,000          103,500
                                                                     -----------

TELECOMMUNICATIONS - 16.13%
Hyperion Telecommunications, Inc.  $

0/13.00%, Sr. Discount Notes, 4/15/03                   150,000          112,500
ICG Holdings, Inc.  $
0/12.50%, Sr. Secured Discount Notes, 5/01/06           100,000           78,625
Intercel, Inc.  $
0/12.00%, Sr. Discount Notes, 5/01/06                   150,000          117,964

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998
                                                     Principal
                                                      Amount/
Security                                               Units             Value
--------------------------------------------------------------------------------
ITC Deltacom, Inc.

11.00%, Sr. Notes, 6/01/07                             $130,000     $    146,900
IXC Communications, Inc.  #
9.00%, Sr. Subordinated Notes, 4/15/08                  500,000          503,750
RCN Corp.
10.00%, Sr. Notes, 10/15/07                             300,000          309,750
U.S. Xchange LLC  #
15.00%, Sr. Notes, 7/01/08                              400,000          413,000
Verio, Inc.  #  (3)
13.50%, Units, 6/15/04                                      100          144,500
Viatel, Inc.  # (4)
11.25%, Units, 4/15/08                                      500          527,500
Western Wireless Corp.
10.50%, Sr. Subordinated Notes, 6/01/06                 100,000          107,000
WinStar Communications, Inc.  $
0/14.00%, Sr. Discount Notes, 10/15/05                  100,000           84,250
WinStar Equipment Corp.
12.50%, Company Guarantee, 3/15/04                      100,000          113,500
                                                                     -----------
                                                                       2,659,239
                                                                     -----------

TRANSPORTATION - 1.20%
Sea Containers Ltd.
7.875%, Sr. Notes, 2/15/08                              200,000          198,500
                                                                     -----------

TOTAL DOMESTIC BONDS & NOTES
(cost $10,118,515)                                                    10,382,109
                                                                     -----------

FOREIGN BONDS & NOTES - 20.39%
AEROSPACE & DEFENSE - 0.64%
Derlan Manufacturing, Inc.
10.00%, Sr. Notes, 1/15/07                              100,000          105,000
                                                                     -----------

BROADCASTING - 1.23%
Antenna TV SA

9.00%, Sr. Notes, 8/01/07                               200,000          202,000
                                                                     -----------

CABLE TELEVISION - 0.27%
Pratama Datakom Asia BV  #
12.75%, Company Guarantee, 7/15/05                      125,000           44,375
                                                                      ----------

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998

                                                     Principal
                                                      Amount/
Security                                               Units             Value
--------------------------------------------------------------------------------
CONSUMER PRODUCTS - 0.19%
International Semi-Tech Corp.  $

0/11.50%, Sr. Secured Discount Notes, 8/15/03          $100,000     $     31,500
                                                                     -----------

METALS & MINING - 2.99%
Great Central Mines Ltd.  #
8.875%, Sr. Notes, 4/01/08                              500,000          492,500
                                                                     -----------

OIL & GAS - 3.03%
Conproca SA  #
12.00%, Sr. Secured Notes, 6/16/10                      500,000          500,000
                                                                     -----------

PAPER - 0.81%
APP International Finance Co.
11.75%, Company Guarantee, 10/01/05                     150,000          132,750
                                                                     -----------

PRINTING & PUBLISHING - 0.41%
Newsquest Capital PLC
11.00%, Sr. Subordinated Notes, 5/01/06                  60,000           68,100
                                                                     -----------

SERVICES - 3.26%
Autopistas Del Sol SA  #
10.25%, Sr. Notes, 8/01/09                              200,000          185,250
Intertek Finance PLC
10.25%, Sr. Subordinated Notes, 11/01/06                100,000          105,000
Localiza Rent A Car
10.25%, Notes, 10/01/05                                 300,000          247,500
                                                                     -----------
                                                                         537,750
                                                                     -----------

SHIPPING - 4.41%
Alpha Shipping PLC  #

9.50%, Sr. Notes, 2/15/08                               200,000          189,500
Equimar Shipholdings Ltd.
9.875%, Company Guarantee, 7/01/07                      400,000          368,000
Navigator Gas Transport  #   (5)
12.00%, Units, 6/30/07                                      150          170,250
                                                                     -----------
                                                                         727,750
                                                                     -----------

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998
                                                     Principal
                                                      Amount/
Security                                              Shares             Value
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.15%
Colt Telecom Group PLC  $

0/12.00%, Sr. Discount Notes, 12/15/06                 $100,000     $     79,000
Microcell Telecommunications, Inc.  $
0/11.125%, Sr. Discount Notes, 10/15/07                 250,000          108,304
Occidente Y Caribe Celular SA  $
0/14.00%, Sr. Discount Notes, 3/15/04                   150,000          132,750
Rogers Cantel, Inc.
8.80%, Sr. Subordinated Notes, 10/01/07                 200,000          199,250
                                                                     -----------
                                                                         519,304
                                                                     -----------

TOTAL FOREIGN BONDS & NOTES
(cost $3,511,984)                                                      3,361,029
                                                                     -----------

CONVERTIBLE BONDS - 0.58%
TELECOMMUNICATIONS - 0.58%
SA Telecommunications, Inc.  # *
10.00%, Notes, 8/15/06                                  125,000           18,750
WinStar Communications, Inc.  #
0/14.00%, Sr. Discount Notes, 10/15/05                   50,000           76,500
                                                                     -----------
                                                                          95,250
                                                                     -----------

TOTAL CONVERTIBLE BONDS
(cost $164,071)                                                           95,250
                                                                     -----------

COMMON STOCKS - 0.21%
BROADCASTING - 0.03%
Pegasus Communications Corp. @                              225            4,725
                                                                     -----------

CABLE TELEVISION - 0.07%
EchoStar Communications Corp. @                             450           10,828
                                                                     -----------

DIVERSIFIED FINANCIAL SERVICES - 0.03%
Central Rents, Inc. @ #                                     100            5,050
                                                                     -----------

SERVICES - 0.06%
Coinstar, Inc. @                                          1,050            9,713
                                                                     -----------

TELECOMMUNICATIONS - 0.02%
Jordan Telecommunications Products, Inc.                    150            4,050
                                                                     -----------

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998

Security                                              Shares             Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $7,334)                                                       $     34,366
                                                                     -----------

CONVERTIBLE PREFERRED STOCKS - 1.43%
HEALTHCARE - 1.43%
Intracel Corp., 8.00%                                    15,271          236,700
                                                                     -----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $122,182)                                                          236,700
                                                                     -----------

PREFERRED STOCKS - 5.62%
BROADCASTING - 1.54%
Paxson Communications Corp., 12.50% &                     1,200          127,200
SFX Broadcasting, Inc., 12.625% &                         1,063          127,029
                                                                     -----------
                                                                         254,229
                                                                     -----------

CABLE TELEVISION - 1.13%
Echostar Communications Corp., 12.125% &                  1,670          185,370
                                                                     -----------

TELECOMMUNICATIONS - 2.95%
Hyperion Telecommunications, Inc., 12.875% &              3,293          328,444
Jordan Telecommunication Products, Inc., 13.25% &         1,500          158,250
                                                                     -----------
                                                                         486,694
                                                                     -----------

TOTAL PREFERRED STOCKS
(cost $858,620)                                                          926,293
                                                                     -----------

WARRANTS - 1.03%
BROADCASTING - 0.32%
Benedek Communications Corp., (expires 7/01/07)           1,000            3,250
Spanish Broadcasting Systems, Inc., (expires
6/30/99)                                                    100           49,000
                                                                     -----------
                                                                          52,250
                                                                     -----------

CABLE TELEVISION - 0.00%
Heartland Wireless Communications, Inc., (expires
4/15/00)                                                    450                5
                                                                     -----------

CONSUMER PRODUCTS - 0.21%
Chattem, Inc., (expires 6/17/99)                             50            5,537
Packaged Ice, Inc., (expires 4/15/04)                       150           15,000

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998
                                                      Shares/
                                                     Principal
Security                                              Amount             Value
--------------------------------------------------------------------------------
Packaged Ice, Inc. #, (expires 4/15/04)                     145     $     14,500
                                                                     -----------
                                                                          35,037
                                                                     -----------

PAPER - 0.20%
SD Warren Holdings Corp., (expires 12/15/06)              6,400           33,600
                                                                     -----------

STEEL - 0.01%
Sheffield Steel Corp., (expires 11/01/01)                   500            1,000
                                                                     -----------

SUPERMARKETS - 0.00%
Dairy Mart Convenience Stores, Inc., (expires
12/01/01)                                                   666              500
                                                                     -----------

TELECOMMUNICATIONS - 0.29%
Clearnet Communications, Inc., (expires 9/15/05)            660            6,435
Colt Telecom Group PLC #, (expires 12/31/06)                100           26,025
Geotek Communications, Inc. #, (expires 6/20/01)          3,000                0
Hyperion Telecommunications, Inc., (expires
4/15/01)                                                    150           15,000
Occidente Y Caribe Celular SA #, (expires 3/15/04)          600                0
UNIFI Communications, Inc. #, (expires 2003)                100                0
                                                                     -----------
                                                                          47,460
                                                                     -----------

TOTAL WARRANTS
(cost $75,833)                                                           169,852
                                                                     -----------

TOTAL INVESTMENT SECURITIES - 92.23%
(cost $14,858,539)                                                    15,205,599

REPURCHASE AGREEMENT - 9.38%

Agreement with State Street Bank and Trust bearing interest at 5.70% dated 6/30/98, to be repurchased 7/01/98 in the amount of $1,547,245 and collateralized by $1,345,000 U.S. Treasury Notes, 7.25% due 5/15/16, value $1,580,165
(cost $1,547,000)                                 $   1,547,000       1,547,000

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.61%)                        (265,677)
                                                                     -----------

NET ASSETS - 100.00%                                               $ 16,486,922
                                                                   =============

NORTHSTAR VARIABLE TRUST HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30. 1998


# Sale restricted to qualified institutional investors.
$  Step Bond.
*  Defaulted security.
@  Non-income producing security.
&  Payment-in-kind security.
1) A unit consists of $1,000 par value Sr. Notes, 7.50% due 12/15/07 and appreciated notes.
2) A unit consists of $1,000 par value Notes, 13.00% due
   12/15/04 and 0.4858 warrants.
3) A unit consists of $1,000 par value Notes, 13.50% due 6/05/04 and 8 warrants.
4) A unit consists of $1,000 par value Sr.
   Notes, 11.25% due 4/15/08 and 0.483 shares of Series A preferred.
5) A unitconsists of $1,000 par value 2nd Priority Mortgage Notes, 12.00% due 6/30/07 and 7.66 warrants.



    The accompanied notes are an integral part of to the financial statements.

NORTHSTAR VARIABLE TRUST
STATEMENT OF ASSETS AND LIABILITIES  (UNAUDITED)
JUNE 30, 1998

                                                                      NORTHSTAR      NORTHSTAR      NORTHSTAR      NORTHSTAR
                                                       NORTHSTAR    INTERNATIONAL    INCOME AND    MULTI-SECTOR   HIGH YIELD
                                                        GROWTH          VALUE          GROWTH          BOND          BOND
                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     -----------------------------------------------------------------------
ASSETS:
Investments in securities, at value
   (cost $34,090,238, $8,709,988, $18,835,688,
   $9,907,167, and $14,858,539,
(respectively).......................................$38,807,214      $9,241,116    $20,262,800     $10,049,993  $15,205,599
Repurchase agreements................................  1,351,000         525,000      2,534,000       2,042,000    1,547,000
Cash.................................................      2,410             842            823             494          147
Foreign cash, at value (cost $0, $7,532, $0, $0,               0           7,286              0               0
and $0,  respectively)...............................
Receivable for investments old.......................     59,120               0        538,388         243,172            0
Dividends and interest eceivable.....................      9,778          37,470        190,060         172,093      277,027
Receivable for shares of beneficial interest sold....          0          35,822         23,847          10,660        9,543
Unrealized appreciation of foreign currency
   contracts.........................................          0           2,245              0               0            0
Prepaid expenses.....................................      1,158             118          1,000             762          823
                                                     -----------------------------------------------------------------------
      Total Assets................................... 40,230,680       9,849,899     23,550,918      12,519,174   17,040,139
                                                     -----------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased....................  1,765,465         273,020        952,772               0      500,000
Management fees payable..............................     22,380           7,432         14,431           7,701       10,011
Printing fees payable................................      6,642             778          3,712             465        1,593
Audit fee payable....................................      6,177           7,232          6,080           6,056        5,788
Administrative services fees payable.................      2,984             743          1,924           1,027        1,335
Custodian & fund accounting fees payable.............        769           4,117          1,434           3,110        2,078
Payable for fund shares repurchased..................        357             116          4,671              36       12,047
Tax withholding payable..............................          0           1,192              0             346            0
Income distribution payable..........................          0               0              0          10,474       19,717
Other liabilities....................................         87              15          1,081             134          648
                                                     -----------------------------------------------------------------------
       Total Liabilities.............................  1,804,861         294,645        986,105          29,349      553,217
                                                     -----------------------------------------------------------------------

NET ASSETS...........................................$38,425,819      $9,555,254    $22,564,813     $12,489,825  $16,486,922
                                                     =======================================================================
NET ASSETS WERE COMPOSED OF:
Capital paid in for shares of
beneficial interest, $.01 par value
outstanding (unlimited shares authorized)............$30,812,286      $8,776,792    $19,470,762     $12,528,761  $16,121,070
Undistributed net investment income (loss)...........     (7,515)         (1,597)        23,361             (50)           0
Accumulated net realized gain (loss) on investments    2,904,072         249,375      1,643,578        (181,689)      18,792
Net unrealized appreciation of investments and
   foreign currency..................................  4,716,976         530,684      1,427,112         142,803      347,060
                                                     -----------------------------------------------------------------------

          NET ASSETS.................................$38,425,819      $9,555,254    $22,564,813     $12,489,825  $16,486,922
                                                     =======================================================================
Net Asset Value Per Share $38,425,819/2,189,523
Shares, $9,555,254/838,837 shares, $22,564,813/
1,693,872 shares $12,489,825/2,437,502 shares,
and, $16,486,922/3,102,319 shares, respectively)          $17.55          $11.39         $13.32           $5.12        $5.31
                          The accompanying notes are an integral part of the financial statements.

NORTHSTAR VARIABLE TRUST
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                                     NORTHSTAR      NORTHSTAR      NORTHSTAR      NORTHSTAR
                                                      NORTHSTAR    INTERNATIONAL   INCOME AND    MULTI-SECTOR    HIGH YIELD
                                                       GROWTH          VALUE         GROWTH          BOND           BOND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     -----------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding tax of $398,
   $16,133, $238, $0, and $1,385, respectively)......$    94,699        $153,085       $149,379     $    38,430  $    67,688

Interest (net of withholding tax of $0, $0, $0,
   $1,032, and $0, respectively).....................     46,507          11,270        340,369         460,399      615,947
                                                     -----------------------------------------------------------------------
Total investment
income...............................................    141,206         164,355        489,748         498,829      683,635
                                                     -----------------------------------------------------------------------

EXPENSES:
Investment advisory and management fees..............    131,146          38,448         84,977          43,367       53,431
Administrative services fees.........................     17,486           3,845         11,330           5,782        7,124
Custodian and fund accounting fees...................     12,362          14,638         10,835          13,011       13,300
Audit fees...........................................      6,234           7,625          6,151           6,094        5,817
Printing expense.....................................      3,813           2,997          4,428           1,694        2,546
Trustee fees and expenses............................      1,399           1,278          1,528           1,292        1,386
Insurance expense....................................        390               0            281              95          160
Miscellaneous expenses...............................        545             399            507             443          409
                                                     -----------------------------------------------------------------------
                                                         173,375          69,230        120,037          71,778       84,173
Less expenses reimbursed by investment adviser.......     33,382          38,364         29,326          25,329       26,990
                                                     -----------------------------------------------------------------------
       Total expenses................................    139,993          30,866         90,711          46,449       57,183
                                                     -----------------------------------------------------------------------

Net investment income................................      1,213         133,489       399,037          452,380      626,452
                                                     -----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY:
Net realized gain (loss) on investments..............  2,595,585         419,017        879,715         (77,968)      (8,590)
Net realized gain on foreign currency................          0           2,231              0              76            0
Net change in unrealized appreciation
   (depreciation) of investments.....................    962,408         341,201       (384,394)         26,099       13,390
Net change in unrealized appreciation
   (depreciation) of foreign currency................          0            (196)             0              45            0
                                                     -----------------------------------------------------------------------
       Net realized and unrealized gain (loss) on
investments.........................................   3,557,993         762,253        495,321         (51,748)       4,800
                                                     -----------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS........................................... $3,559,206        $895,742       $894,358        $400,632     $631,252
                                                     =======================================================================

                       The accompanying notes are an integral part of the financial statements.

NORTHSTAR VARIABLE TRUST
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998

                                                                     NORTHSTAR      NORTHSTAR      NORTHSTAR     NORTHSTAR
                                                      NORTHSTAR    INTERNATIONAL    INCOME AND   MULTI-SECTOR    HIGH YIELD
                                                        GROWTH         VALUE          GROWTH         BOND           BOND
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     -----------------------------------------------------------------------

FROM OPERATIONS:

      Net investment income..........................$     1,213    $    133,489   $    399,037   $     452,380   $  626,452
      Net realized gain (loss) on investments........  2,595,585         419,017        879,715         (77,968)      (8,590)
      Net realized gain on foreign currency..........          0           2,231              0              76            0
      Net change in unrealized appreciation
         (depreciation) of investments...............    962,408         341,201       (384,394)         26,099       13,390
      Net change in unrealized appreciation
        (depreciation) of foreign currency...........          0            (196)             0              45            0
                                                     -----------------------------------------------------------------------

      Increase in net assets resulting from
operations                                             3,559,206         895,742        894,358         400,632      631,252

FROM DIVIDENDS TO SHAREHOLDERS:
      Net investment income..........................    (10,927)       (137,801)      (375,676)       (452,430)    (626,452)
                                                     -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
      Net proceeds from sale of shares...............  5,540,373       4,879,285      3,615,670       4,569,758    8,457,542
      Net asset value of shares issued to
          shareholders in reinvestment of dividends..     10,927         137,801        375,676         455,666      626,000
                                                     -----------------------------------------------------------------------
                                                       5,551,300       5,017,086      3,991,346       5,025,424    9,083,542
     Cost of shares redeemed......................... (2,830,091)     (2,156,797)    (3,476,071)     (3,031,968)  (5,207,584)
                                                     -----------------------------------------------------------------------
     Net increase in net assets derived from capital
       share transactions............................  2,721,209       2,860,289        515,275       1,993,456    3,875,958
                                                     -----------------------------------------------------------------------

Net increase in net assets...........................  6,269,488       3,618,230      1,033,957       1,941,658    3,880,758

NET ASSETS:
Beginning of  period................................. 32,156,331       5,937,024     21,530,856      10,548,167   12,606,164

                                                     -----------------------------------------------------------------------
End of period........................................$38,425,819      $9,555,254    $22,564,813     $12,489,825  $16,486,922
                                                     =======================================================================

Undistributed net investment income (loss)...........    ($7,515)        ($1,597)       $23,361            ($50)          $0


                       The accompanying notes are an integral part of the financial statements.

NORTHSTAR VARIABLE TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                     NORTHSTAR      NORTHSTAR       NORTHSTAR      NORTHSTAR
                                                      NORTHSTAR    INTERNATIONAL    INCOME AND    MULTI-SECTOR    HIGH YIELD
                                                        GROWTH         VALUE          GROWTH          BOND           BOND
                                                      PORTFOLIO      PORTFOLIO*     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                     -----------------------------------------------------------------------

FROM OPERATIONS:

      Net investment income......................... $   175,898  $       17,434 $      668,903  $      725,666 $    823,845
      Net realized gain (loss) on investments........    614,190        (171,873)       857,103         (31,218)     121,780
      Net realized gain (loss) on foreign
        currency.....................................          0             308              0         (14,057)           0
      Net change in unrealized appreciation
        (depreciation) of investments................  2,581,053         189,681        990,107         (87,510)      34,739
      Net change in unrealized depreciation on
        foreign currency.............................          0              (2)             0             (68)           0
                                                     -----------------------------------------------------------------------

      Increase in net assets resulting from
        operations...................................  3,371,141          35,548      2,516,113         592,813      980,364

FROM DIVIDENDS TO SHAREHOLDERS:
      Net investment income..........................   (182,697)        (15,027)      (668,201)       (725,666)    (823,845)
      Net realized gain on investments...............   (345,682)              0       (141,496)        (58,611)     (89,480)
                                                     -----------------------------------------------------------------------
                                                        (528,379)        (15,027)      (809,697)       (784,277)    (913,325)
                                                     -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
      Net proceeds from sale of shares............... 22,327,151       6,277,674     10,664,273       6,950,510   11,264,988
      Net asset value of shares issued to
          shareholders in reinvestment of dividends      528,379          15,027        809,697         775,014      902,994
                                                     -----------------------------------------------------------------------
                                                      22,855,530       6,292,701     11,473,970       7,725,524   12,167,982
     Cost of shares redeemed......................... (9,105,693)       (376,198)    (4,228,685)     (3,262,690)  (6,248,155)
                                                     -----------------------------------------------------------------------
     Net increase in net assets derived from
          capital share transactions................. 13,749,837       5,916,503      7,245,285       4,462,834    5,919,827
                                                     -----------------------------------------------------------------------

Net increase in net assets........................... 16,592,599       5,937,024      8,951,701       4,271,370    5,986,866

NET ASSETS:
Beginning of period.................................. 15,563,732               0     12,579,155       6,276,797    6,619,298
                                                     -----------------------------------------------------------------------
End of period........................................$32,156,331      $5,937,024    $21,530,856     $10,548,167  $12,606,164
                                                     ========================================================================
Undistributed net investment income..................     $2,199          $2,715             $0              $0           $0

*Commenced operations on August 8, 1997.

The accompanying notes are an intergral part of the financial statements.


NORTHSTAR VARIABLE TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                        NET ASSET                     NET REALIZED&                   DIVIDENDS       DISTRIBUTION
                          VALUE,                      & UNREALIZED     TOTAL FROM  DECLARED FROM NET  DECLARED FROM
                        BEGINNING OF  NET INVESTMENT  GAIN(LOSS)ON     INVESTMENT      INVEST-        NET REALIZED     TOTAL
 PERIOD ENDED             PERIOD         INCOME       INVESTMENTS      OPERATIONS    MENT INCOME         GAINS     DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------

NORTHSTAR GROWTH PORTFOLIO
05/06/94-
12/31/94                  $10.00          $0.16           $0.19           $0.35        ($0.16)         ($0.15)        ($0.31)
12/31/95                   10.04           0.20            2.27            2.47         (0.19)          (0.76)         (0.95)
12/31/96                   11.56           0.08            2.57            2.65         (0.09)          (0.04)         (0.13)
12/31/97                   14.08           0.09            1.95            2.04         (0.10)          (0.17)         (0.27)
06/30/98 (2)               15.85             --            1.71            1.71         (0.01)              --         (0.01)


NORTHSTAR INTERNATIONAL VALUE PORTFOLIO
   08/08/97-
12/31/97                   10.00           0.03            0.10            0.13         (0.03)              --         (0.03)
06/30/98 (2)               10.10           0.17            1.29            1.46         (0.17)              --         (0.17)


NORTHSTAR INCOME AND GROWTH PORTFOLIO
05/06/94-
12/31/94                   10.00           0.20          (0.01)           0.19          (0.20)         (0.07)          (0.27)
12/31/95                    9.92           0.37            1.73           2.10          (0.37)         (0.26)          (0.63)
12/31/96                   11.39           0.40            1.15           1.55          (0.41)         (0.81)          (1.22)
12/31/97                   11.72           0.44            1.36           1.80          (0.44)         (0.08)          (0.52)
06/30/98 (2)               13.00           0.23            0.31           0.54          (0.22)             --          (0.22)


NORTHSTAR MULTI-SECTOR BOND PORTFOLIO

12/31/94                    5.00           0.23          (0.15)           0.08          (0.23)              --         (0.23)
12/31/95                    4.85           0.42            0.29           0.71          (0.42)              --         (0.42)
12/31/96                    5.14           0.41            0.21           0.62          (0.41)          (0.10)         (0.51)
12/31/97                    5.25           0.40          (0.08)           0.32          (0.40)          (0.03)         (0.43)
06/30/98 (2)                5.14           0.19          (0.02)           0.17          (0.19)              --         (0.19)


NORTHSTAR HIGH YIELD BOND PORTFOLIO
05/06/94-
12/31/94                    5.00           0.28           (0.31)         (0.03)         (0.28)             --          (0.28)
   12/31/95                 4.69           0.50            0.34            0.84         (0.49)             --          (0.49)
12/31/96                    5.04           0.45            0.32            0.77         (0.45)         (0.09)          (0.54)
12/31/97                    5.27           0.40            0.07            0.47         (0.40)         (0.04)          (0.44)
06/30/98 (2)                5.30           0.21            0.01            0.22         (0.21)             --          (0.21)


(1) Annualized
(2) Unaudited

                          The accompanying notes are an integral part of the financial statements.

                                                                     RATIO OF
                                                                     EXPENSE       RATIO OF NET
                                                     RATIO OF        REIMBURSE-      INVESTMENT
   NET ASSET                    NET ASSETS, END      EXPENSES TO      MENT TO        INCOME TO
 VALUE, END OF                     OF PERIOD        AVERAGE NET     AVERAGE NET     AVERAGE NET    PORTFOLIO
    PERIOD        TOTAL RETURN      (000'S)           ASSETS          ASSETS         ASSETS        TURNOVER
-------------------------------------------------------------------------------------------------------------



     $10.04            3.47 %     $   2,701            1.00 %(1)        1.45 %(1)     2.31 %(1)        61 %
      11.56           24.78           3,813            0.80             1.24          1.77            123
      14.08           22.99          15,564            0.80             0.90          0.65            161

      15.85           14.66          32,156            0.80             0.29          0.70            178
      17.55           10.76          38,426            0.80   (1)       0.19   (1)    0.01    (1)     121




      10.10            1.30           5,937            0.80             1.81          0.97              5
      11.39           14.49           9,555            0.80   (1)       1.00   (1)    3.47    (1)      16




       9.92            2.02           3,595            1.00   (1)        1.43  (1)     3.11   (1)      45
      11.39           21.39           7,410            0.80             0.94          3.63             74
      11.72           13.80          12,579            0.80             0.60          3.67            129
      13.00           15.81          21,531            0.80             0.31          3.72             55
      13.32            4.12          22,565            0.80   (1)       0.26   (1)    3.52    (1)      28




       4.85            1.41           2,716            1.00   (1)      1.41   (1)     7.03    (1)      29
       5.14           14.97           3,766            0.80            1.26           8.52             83
       5.25           12.53           6,277            0.80            0.88           8.38            121
       5.14            6.15          10,548            0.80            0.56           8.31            163
       5.12            3.28          12,490            0.80   (1)      0.44   (1)     7.82    (1)      74




       4.69          (0.95)           2,588             1.00  (1)      1.55    (1)    8.62    (1)      62
       5.04           18.55           4,773            0.80            1.31          10.61            157
       5.27           15.75           6,619            0.80            0.93           8.72            159
       5.30            9.00          12,606            0.79            0.56           8.44            152
       5.31            4.21          16,487            0.80   (1)      0.38    (1)    8.79    (1)      78



                          The accompanying notes are an integral part of the financial statements.

NORTHSTAR VARIABLE TRUST
------------------------
Notes to Financial Statements-June 30,1998 (Unaudited)

Note 1. Organization and Significant Accounting Policies

ORGANIZATION. The Northstar Variable Trust, is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993. The names of the five investment series which comrise the Trust (the "Funds") and their respective investment objectives are set forth below.

     NORTHSTAR VARIABLE TRUST GROWTH PROTFOLIO ("GROWTH PRTFOLIO") is a deversi-fied portfolio with an investment objective of long-term growth of capital through ivestments in common stocks and convetible securities that the Adviser believes provides above average potential for capital appreciation.

     NORTHSTAR VARIABLE TRUST INTERNATIONAL VALUE PORTFOLIO("INERNATIONAL VALUE PORTFOLIO") is a diversified portfolio with the ivestment objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market valuation greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. Portfolio managers apply the technique of "value investin".

     NORTHSTAR VARIABLE TRUST INCOME AND GROWTH PORTFOLIO ("INCOME AND GROWTH PORTFOLIO") is a diversified portfolio with the investment objective of current income balanced with the objective of achieving capital appreciation. The Fund will seek to achieve its objective through investments in a diversified group of securities selected for their prospects of current yield and capital appreciation.

     NORTHSTAR VARIABLE TRUST MULTI-SECTOR BOND PORTFOLIO ("MULTI-SECTOR PORTFOLIO") is a diversified portfolio whose investment objective is to maximize current income. The Fund seeks to achieve its objective by investing in U.S Government Bonds, investment Grade Bonds and High Yield Bonds, each as defined in the Prospectus for the Trust.

     NORTHSTAR VARIABLE TRUST HIGH YIELD BOND PORTFOLIO ("HIGH YIELD PORTFOLIO") is a diversified portfolio whose investment objective is to seek high income consistent with the preservation of capital. The Fund invests primarily in a diversified group of high yield - high risk fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

SECURITY VALUATION. Equity securities are valued at closing sales prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price,or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities, or if such rices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quaility and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under directionof the Trustees of the Trust. The books and record of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses an independent pricing service to price the Funds' securities.

SECURITY TRANSACTION, INVESTMENT INCOME, EXPENSES AND DISTRIBUTION TO SHAREHOLDERS. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accrued, and premiums amortized to par at maturity; divided income is recorded on the ex-dividend dates. Dividends from net and Growth Portfolio; declared daily and paid and paid quarterly by the Multi-Sector Portfolio and the High Yield Portfolio. Distrubutions of the net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be redued by a capital loss carryover, such gain will not be distributed. Distributions to shareholders from net investment income and net realized gain from security transaction are reinvested at net asset value by each Fund on the exdividend dates. The Funds may periodically make reclassification among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.

REPURCHASE AGREEMENTS. The Funds' custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

FEDERAL INCOME TAXES. The Trust intends to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to respective shareholders. Therefore, no Federal income tax provision is required.

ORGANIZATION COSTS. Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the Funds commenced operations.

MANAGEMENT'S USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISER AND ADMINISTRATOR.
Northstar Investment Management Corporation (the "Adviser") serves as such Fund's investment adviser. The Adviser receives an investment advisory fee calculated at an annual rate of 0.75% of average daily net assets from the Growth Portfolio, Income and Growth Portfolio, Multi-Sector Portfolio, and High Yield Portfolio. The Adviser receives an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets from the International Value Portfolio. For the six months ended June 30, 1998, the Adviser earned $351,369 in investment advisory fees. Northstar Administrators Corporation (the "Administrator"), an affiliate of the Adviser, serves as each Fund's administrator. Each Portfolio pays the Administrator a fee calculated at an annual rate of 0.10% of average daily net assets. For the six months ended June 30, 1998, the Administrator earned $45,567 in administrative fees. The Adviser has agreed that if a Portfolio's total operating expenses exceed 0.80% of average net assets on an annual basis, the Adviser will reimburse the Portfolio for amounts in excess of such limit. For the period ended June 30, 1998, the Adviser has reimbursed the Growth Portfolio $33,382, the International Value Portfolio $38,364, Income and Growth Portfolio $29,326, the Multi-Sector Portfolio $25,329, and the High Yield Portfolio $26,990. Navellier Fund Management, Inc. ("Navellier"), a registered investment adviser, serves as subadviser to the Growth Portfolio pursuant to a Subadvisory Agreement dated February 1, 1996, between the Adviser and Navellier. For its services, Navellier receives, from the Adviser, an annual fee equal to 0.48% of the average daily net assets of the Portfolio. For the six months ended June 30, 1998, Navellier received $83,934 in subadvisory fees from the Adviser. Brandes Investment Partners, L.P. ("Brandes"), a registered investment advisor, serves as a subadvisor to the International Value Portfolio pursuant to a Subadvisory Agreement dated June 24, 1997. For its services, Brandes receives, from the Adviser, an annual fee equal to 0.50% of the average daily net asset value of the Portfolio. Brandes has waived their advisory fee until the Portfolio reaches $50 million in assets.

NOTE 3. PURCHASES AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases, and proceeds from sales of investments (excluding short-term investments) for the six months ended June 30, 1998 were as follows:


                                 International  Income and   Multi-Sector  High Yield
                      Growth         Value         Growth        Bond         Bond
                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                     ---------   -------------  -----------  ------------  -----------
Aggregate purchases  $45,522,426  $4,118,796    $6,014,363    $9,835,036   $14,600,453
Aggregate sales      $41,562,240  $1,196,900    $7,548,861    $7,838,721   $10,299,764


U.S. Government Securities included above were as follows:



                                 International  Income and   Multi-Sector  High Yield
                      Growth         Value         Growth        Bond         Bond
                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                     ---------   -------------  -----------  ------------  -----------
Aggregate purchases      $0         $0           $0           $3,403,604       $0
Aggregate sales          $0         $0           $1,540,530   $2,440,671       $0



NOTE 4. PORTFOLIO SECURITIES (TAX BASIS)
The cost of securities for Federal income tax purposes and the aggregate appreciation and depreciation of securities at June 30, 1998 were as follows:



                                 International  Income and   Multi-Sector  High Yield
                      Growth         Value         Growth        Bond         Bond
                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                     ---------   -------------  -----------  ------------  -----------
Cost (tax basis)     $34,090,238  $8,709,988    $18,835,688   $9,907,167   $14,858,539
                     -----------  ----------    -----------   ----------   -----------
Appreciated
  securities           5,798,795   1,460,301      1,811,860      549,674       797,501
Depreciated
  securities          (1,081,819)   (929,173)      (387,748)    (406,848)     (450,441)
                     -----------  -----------   ------------   ----------   -----------
Net unrealized
  Appreciation       $4,716,976     $531,128     $1,427,112     $142,826      $347,060
                     -----------  -----------   ------------   ----------   -----------


NOTE 5. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of each Fund for the six months ended June 30, 1998 were as follows:



                                 International  Income and   Multi-Sector  High Yield
                      Growth         Value         Growth        Bond         Bond
                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                     ---------   -------------  -----------  ------------  -----------
Shares sold            328,829      425,645      271,482       884,447      1,557,208
Reinvested
  dividends                625       12,143       28,075        88,059        116,872
Shares repurchased    (168,275)    (186,909)    (261,433)     (586,298)      (970,512)
                     ---------     ---------     --------     ---------      ----------
Net increase           161,179      250,879       38,124       386,208        732,568


Transactions in capital shares of each Fund for the year ended December 31, 1997 were as follows:

                                        International      Income and     Multi-Sector  High Yield
                           Growth            Value            Growth          Bond         Bond
                          Portfolio       Portfolio         Portfolio      Portfolio     Portfolio
                          ---------      ------------       ---------     ----------     ----------

Shares sold               1,496,702          623,938       852,005       1,331,921      2,101,836
Reinvested dividends         34,861            1,453        64,053         148,545        169,530
Shares repurchased         (608,428)         (37,433)     (333,990)       (625,037)    (1,148,386)
                         -----------       ----------     ---------      -----------   -----------
Net Increase                923,135          587,958       582,068         855,429      1,122,980
                         ===========       ==========     =========      ===========   ===========

NOTE 6. CREDIT RISK AND DEFAULTED SECURITIES

Although the Funds have a diversified portfolio, the High Yield Portfolio had 83.95% of it portfolio invested in lower rated and comparable quality and unrated high yield securities. Investments in higher yielding securities are accompanied by a greater degree of credit risk and such lower rated securities tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At June 30, 1998, the Multi-Sector Portfolio held SA Telecommunications, Inc.; the High Yield Portfolio held SA Telecommunications, Inc. and Heartland Wireless, Inc., securities in default. For financial reporting purposes, it is each Fund's accounting practice to discontinue accrual of income and provide an estimate for probable losses due to unpaid interest income on defaulted securities for the current reporting period.
                                       45